Document and Entity Information	Jul. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2026
Entity Registrant Name	ITG, Inc./DE/
Entity Incorporation State Country Code	DE
Entity File Number	001-43381
Entity Tax Identification Number	30-1479306
Entity Address Address Line 1	2400 E Commercial Blvd Ste 1000
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33308
City Area Code	615
Local Phone Number	447-5347
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.001 per share
Trading Symbol	ITG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002110117